ANALYSIS OF OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2020
ANALYSIS OF OPERATING SEGMENTS
Schedule of operating segments

The following is the detail of the reportable financial information summarized for each segment as of December 31, 2020,  2019 and 2018:

Statement of Financial Position

December 31, 2020

		Banco de		Leasing Bogotá S.A.		Banco de		Banco		Banco AV		Corficolombiana		Other
		Bogotá S.A.		Panamá		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		segments (1)		Eliminations		Total
Assets
Trading assets	Ps.	4,960,248	Ps.	318,183	Ps.	2,143,707	Ps.	347,139	Ps.	700,889	Ps.	2,603,549	Ps.	12,755	Ps.	(47,614)	Ps.	11,038,856
Investment securities		9,670,374		13,456,895		4,966,920		3,205,960		2,345,996		3,231,070		—		(815,451)		36,061,764
Hedging derivatives assets		117,066		32,895		—		—		—		6,259		—		—		156,220
Investments in associates and joint ventures		5,419,318		—		1,614,628		577,963		3,729		784,073		1,929		(7,372,318)		1,029,322
Investments in subsidiary companies (2)		14,819,773		—		—		—		—		—		—		(14,819,773)		—
Loans, net		61,675,539		70,329,940		31,040,792		20,426,642		11,838,132		2,006,931		—		(1,775,982)		195,541,994
Other assets		14,199,517		28,088,407		5,324,698		2,837,027		1,700,323		29,514,603		7,642,529		(10,239,390)		79,067,714
Total assets	Ps.	110,861,835	Ps.	112,226,320	Ps.	45,090,745	Ps.	27,394,731	Ps.	16,589,069	Ps.	38,146,485	Ps.	7,657,213	Ps.	(35,070,528)	Ps.	322,895,870
Liabilities
Customer deposits		67,488,062		79,799,401		30,970,733		20,611,759		13,966,758		4,926,745		—		(5,921,861)		211,841,597
Financial obligations		17,109,522		15,313,069		7,317,684		2,429,104		232,457		13,889,097		7,989,984		(5,656,151)		58,624,766
Other liabilities		3,765,654		2,294,077		1,823,117		1,164,071		513,375		7,297,974		508,703		(377,021)		16,989,950
Total liabilities	Ps.	88,363,238	Ps.	97,406,547	Ps.	40,111,534	Ps.	24,204,934	Ps.	14,712,590	Ps.	26,113,816	Ps.	8,498,687	Ps.	(11,955,033)	Ps.	287,456,313
(1)	Includes Grupo Aval Holding, Grupo Aval Limited and ATH Negocio Conjunto.
(2)	Includes measurement of subsidiary Leasing Bogotá S.A. Panamá.

Statement of income for 2020

		Banco de		Leasing Bogotá S.A.		Banco de		Banco Popular		Banco AV		Corficolombiana		Other
		Bogotá S.A.		Panamá		Occidente S.A.		S.A.		Villas S.A.		S.A.		segments (1)		Eliminations		Total
External income
Interest income	Ps.	5,709,177	Ps.	7,561,837	Ps.	2,959,192	Ps.	2,219,585	Ps.	1,343,460	Ps.	429,495	Ps.	44	Ps.		Ps.	20,222,790
Income from commissions and fees		2,284,583		2,429,949		416,437		245,997		257,018		83,271		118,644				5,835,899
Income from sales of goods and services		83,295		—		50,079		—		—		9,011,415		—				9,144,789
Share of profit of equity accounted investees, net of tax		5,063		—		3,049		5,241		3,704		201,580		1,525				220,162
Dividends		444		13,379		277		2,239		1,702		73,524		—				91,565
Net income from other financial instruments mandatory at fair value through profit or loss		—		—		—		—		—		252,355		—				252,355
Net trading income		802,460		4,745		396,691		53,722		16,121		21,551		134				1,295,424
Other income		201,906		965,950		(57,474)		47,713		52,578		191,249		3,250				1,405,172
	Ps.	9,086,928	Ps.	10,975,860	Ps.	3,768,251	Ps.	2,574,497	Ps.	1,674,583	Ps.	10,264,440	Ps.	123,597	Ps.	—	Ps.	38,468,156

		Banco de		Leasing Bogotá S.A.		Banco de		Banco Popular		Banco AV		Corficolombiana		Other
		Bogotá S.A.		Panamá		Occidente S.A.		S.A.		Villas S.A.		S.A.		segments (1)		Eliminations		Total
Intersegment income
Interest income	Ps.	95,945	Ps.	1,269	Ps.	14,803	Ps.	15,424	Ps.	10,193	Ps.	49,233	Ps.	191	Ps.	(187,058)	Ps.	—
Income from commissions and fees		6,201		26		6,344		2,967		18,391		1,542		45,940		(81,411)		—
Income from sales of goods and services		1,285		—		185,687		—		—		2,169		—		(189,141)		—
Share of profit of equity accounted investees, net of tax		552,012		—		253,586		78,493		(4,432)		847		—		(880,506)		—
Participation in results of subsidiaries (2)		1,169,473		—		—		—		—		—		—		(1,169,473)		—
Dividends		6,192		—		2,067		3,601		2,195		1,623		—		(15,678)		—
Net income from other financial instruments mandatory at fair value through profit or loss		—		—		—		—		—		—		—		—		—
Net trading income		7,299		—		243		(1,858)		(4)		556		—		(6,236)		—
Other income		2,201		2,126		2,834		225		3,197		(1,884)		118,347		(127,046)		—
		1,840,608		3,421		465,564		98,852		29,540		54,086		164,478		(2,656,549)		—
Total income	Ps.	10,927,536	Ps.	10,979,281	Ps.	4,233,815	Ps.	2,673,349	Ps.	1,704,123	Ps.	10,318,526	Ps.	288,075	Ps.	(2,656,549)	Ps.	38,468,156

Expenses
Interest expense	Ps.	(2,378,805)	Ps.	(2,733,088)	Ps.	(1,082,203)	Ps.	(822,584)	Ps.	(352,566)	Ps.	(984,454)	Ps.	(404,727)	Ps.	496,163	Ps.	(8,262,264)
Net impairment loss on financial assets		(2,435,418)		(1,872,458)		(1,137,316)		(303,710)		(253,319)		(12,037)		—		365		(6,013,893)
Depreciation and amortization		(269,106)		(459,374)		(116,070)		(89,458)		(67,595)		(8,939)		(8,745)		3,916		(1,015,371)
Expenses from commissions and fees		(362,820)		(111,250)		(104,387)		(59,251)		(157,354)		(12,048)		(3,867)		68,501		(742,476)
Costs and expenses of sales goods and services		(204,599)		—		(311,439)		—		—		(5,824,340)		19,860		(970)		(6,321,488)
Administrative expenses		(1,410,882)		(2,011,596)		(655,902)		(667,265)		(391,477)		(88,615)		(349,937)		609,314		(4,966,360)
Income tax expense		(253,228)		(494,486)		65,459		(91,348)		(58,740)		(962,300)		(47,546)		(1,479)		(1,843,668)
Other expense		(1,108,073)		(2,127,556)		(551,399)		(404,979)		(259,158)		(133,397)		501,997		(588,455)		(4,671,020)
Total expenses		(8,422,931)		(9,809,808)		(3,893,257)		(2,438,595)		(1,540,209)		(8,026,130)		(292,965)		587,355		(33,836,540)
Net income for the year	Ps.	2,504,605	Ps.	1,169,473	Ps.	340,558	Ps.	234,754	Ps.	163,914	Ps.	2,292,396	Ps.	(4,890)	Ps.	(2,069,194)	Ps.	4,631,616
(1)	Includes Grupo Aval Holding, Grupo Aval Limited and ATH Negocio Conjunto.
(2)	Includes measurement of subsidiary Leasing Bogotá S.A. Panamá.

Revenue from contracts with customers at December, 2020.

		Banco de		Leasing Bogotá S.A.		Banco de		Banco		Banco AV		Corficolombiana		Other
		Bogotá S.A.		Panamá		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		segments		Eliminations		Total

Revenue from contracts with customers (1)	Ps.	2,375,364	Ps.	2,429,975	Ps.	658,547	Ps.	248,964	Ps.	275,409	Ps.	9,098,397	Ps.	164,584	Ps.	(270,552)	Ps.	14,980,688

Timing of revenue recognition
At a point in time		53,902		133,539		20,849		18,044		77,497		110,080		163,552		(56,777)		520,686
Over time		2,321,462		2,296,436		637,698		230,920		197,912		8,988,317		1,032		(213,775)		14,460,002
(1)	Income from contracts with customers, see note 28.

Statement of Financial Position December 31, 2019

		Banco de		Leasing Bogotá S.A.		Banco de		Banco		Banco AV		Corficolombiana		Other
		Bogotá S.A.		Panamá		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		segments (1)		Eliminations		Total
Assets
Trading assets	Ps.	4,025,309	Ps.	174,521	Ps.	2,730,366	Ps.	284,790	Ps.	295,234	Ps.	1,729,563	Ps.	187	Ps.	(126,302)	Ps.	9,113,668
Investment securities		7,506,397		7,214,666		4,487,707		2,556,181		1,675,897		3,316,757		—		(757,294)		26,000,311
Hedging derivatives assets		163,004		—		—		—		—		3,594		—		—		166,598
Investments in associates and joint ventures		4,752,358		—		1,434,246		486,524		3,027		752,060		405		(6,440,658)		987,962
Investments in subsidiary companies (2)		14,611,104		—		—		—		—		—		—		(14,611,104)		—
Loans, net		58,093,411		55,016,717		29,374,122		19,260,152		11,671,190		2,115,859		—		(1,589,134)		173,942,317
Other assets		17,587,032		20,486,165		4,551,257		2,529,930		1,562,189		23,891,745		4,129,975		(6,116,560)		68,621,733
Total assets	Ps.	106,738,615	Ps.	82,892,069	Ps.	42,577,698	Ps.	25,117,577	Ps.	15,207,537	Ps.	31,809,578	Ps.	4,130,567	Ps.	(29,641,052)	Ps.	278,832,589
Liabilities
Customer deposits	Ps.	61,515,280	Ps.	56,279,706	Ps.	28,726,381	Ps.	16,988,939	Ps.	11,851,426	Ps.	4,067,504	Ps.	—	Ps.	(3,937,815)	Ps.	175,491,421
Financial obligations		19,273,824		10,085,301		7,195,231		3,955,801		1,078,588		12,152,007		4,484,293		(3,380,469)		54,844,576
Other liabilities		4,089,509		1,915,958		1,787,008		1,102,857		482,383		5,622,013		519,887		(371,292)		15,148,323
Total liabilities	Ps.	84,878,613	Ps.	68,280,965	Ps.	37,708,620	Ps.	22,047,597	Ps.	13,412,397	Ps.	21,841,524	Ps.	5,004,180	Ps.	(7,689,576)	Ps.	245,484,320
(1)	Includes Grupo Aval Holding, Grupo Aval Limited, and ATH Negocio Conjunto.
(2)	Includes measurement of subsidiary Leasing Bogotá S.A. Panamá.

Statement of Income for the year 2019

		Banco de		Leasing Bogotá S.A.		Banco de		Banco Popular		Banco AV		Corficolombiana		Other
		Bogotá S.A.		Panamá		Occidente S.A.		S.A.		Villas S.A.		S.A.		segments (1)		Eliminations		Total
External income
Interest income	Ps.	5,977,246	Ps.	6,302,300	Ps.	3,107,030	Ps.	2,297,087	Ps.	1,460,981	Ps.	407,843	Ps.	248	Ps.	—	Ps.	19,552,735
Income from commissions and fees		2,386,238		2,562,027		423,571		263,985		281,324		77,012		89,186		—		6,083,343
Income from sales of goods and services		107,012		—		58,947		—		(5,466)		8,996,095		—		—		9,156,588
Share of profit of equity accounted investees, net of tax		10,633		—		4,272		5,232		3,819		205,674		(4)		—		229,626
Dividends		635		4,243		336		1,155		1,795		76,522		—		—		84,686
Net income from other financial instruments mandatory at fair value through profit or loss		—		—		—		—		—		217,616		—		—		217,616
Net trading income		437,946		54,335		117,048		24,827		16,648		110,977		130		—		761,911
Other income		263,502		427,396		145,493		72,545		36,692		20,186		2,837		—		968,651
	Ps.	9,183,212	Ps.	9,350,301	Ps.	3,856,697	Ps.	2,664,831	Ps.	1,795,793	Ps.	10,111,925	Ps.	92,397	Ps.	—	Ps.	37,055,156

		Banco de		Leasing Bogotá S.A.		Banco de		Banco Popular		Banco AV		Corficolombiana		Other
		Bogotá S.A.		Panamá		Occidente S.A.		S.A.		Villas S.A.		S.A.		segments (1)		Eliminations		Total
Intersegment income
Interest income	Ps.	93,463	Ps.	2,212	Ps.	13,344	Ps.	13,411	Ps.	3,441	Ps.	128,352	Ps.	79	Ps.	(254,302)	Ps.	—
Income from commissions and fees		4,292		47		8,328		2,904		18,905		1,474		68,227		(104,177)		—
Income from sales of goods and services		1,968		—		164,635		—		5,466		5,866		—		(177,935)		—
Share of profit of equity accounted investees, net of tax		513,721		—		246,576		73,370		(3,997)		1,665		—		(831,335)		—
Participation in results of subsidiaries (2)		1,345,364		—		—		—		—		—		—		(1,345,364)		—
Dividends		5,288		—		2,022		2,925		2,053		105		—		(12,393)		—
Net income from other financial instruments mandatory at fair value through profit or loss		—		—		—		—		—		—		—		—		—
Net trading income		37,261		(34,199)		—		39		—		2,457		—		(5,558)		—
Other income		49,445		101		5,268		181		1,544		(7,357)		88,628		(137,810)		—
		2,050,802		(31,839)		440,173		92,830		27,412		132,562		156,934		(2,868,874)		—
Total income	Ps.	11,234,014	Ps.	9,318,462	Ps.	4,296,870	Ps.	2,757,661	Ps.	1,823,205	Ps.	10,244,487	Ps.	249,331	Ps.	(2,868,874)	Ps.	37,055,156

Expenses
Interest expense	Ps.	(2,723,091)	Ps.	(2,156,423)	Ps.	(1,228,385)	Ps.	(880,056)	Ps.	(421,033)	Ps.	(925,197)	Ps.	(240,723)	Ps.	307,691	Ps.	(8,267,217)
Net impairment loss on financial assets		(1,364,665)		(1,260,960)		(720,456)		(319,532)		(222,446)		(12,330)		—		145,286		(3,755,103)
Depreciation and amortization		(258,250)		(373,585)		(107,651)		(82,028)		(65,455)		(7,789)		(10,135)		3,408		(901,485)
Expenses from commissions and fees		(282,740)		(100,232)		(85,289)		(65,713)		(137,275)		(12,737)		(4,419)		60,406		(627,999)
Costs and expenses of sales goods and services		(235,928)		—		(305,866)		—		—		(6,256,833)		20,755		(3,905)		(6,781,777)
Administrative expenses		(1,617,351)		(1,788,732)		(725,963)		(640,153)		(392,862)		(85,533)		(279,356)		575,643		(4,954,307)
Income tax expense		(521,466)		(477,575)		(61,098)		(52,533)		(105,396)		(802,936)		(62,399)		(2,854)		(2,086,257)
Other expense		(1,156,869)		(1,815,591)		(494,103)		(415,526)		(242,113)		(136,968)		366,572		(420,959)		(4,315,557)
Total expenses		(8,160,360)		(7,973,098)		(3,728,811)		(2,455,541)		(1,586,580)		(8,240,323)		(209,705)		664,716		(31,689,702)
Net income for the year	Ps.	3,073,654	Ps.	1,345,364	Ps.	568,059	Ps.	302,120	Ps.	236,625	Ps.	2,004,164	Ps.	39,626	Ps.	(2,204,158)	Ps.	5,365,454
(1)	Includes Grupo Aval Holding, Grupo Aval Limited, Grupo Aval International Limited and ATH Negocio Conjunto.
(2)	Includes measurement of subsidiary Leasing Bogotá S.A. Panamá.

		Banco de		Leasing Bogotá S.A.		Banco de		Banco		Banco AV		Corficolombiana		Other
		Bogotá S.A.		Panamá		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		segments		Eliminations		Total

Revenue from contracts with customers (1)	Ps.	2,498,500	Ps.	2,562,073	Ps.	651,537	Ps.	266,889	Ps.	300,229	Ps.	8,679,277	Ps.	437,415	Ps.	(155,989)	Ps.	15,239,931

Timing of revenue recognition
At a point in time		93,889		138,388		31,763		22,784		83,687		116,974		436,504		(365,398)		558,591
Over time		2,404,611		2,423,685		619,774		244,105		216,542		8,562,303		911		209,409		14,681,340
(1)	Income from contracts with customers, see note 28.

Statement of Income of the year 2018

x
		Banco de		Leasing Bogotá S.A.		Banco de		Banco		Banco AV		Corficolombiana		Other
		Bogotá S.A.		Panamá		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		segments (1)		Eliminations		Total
External income
Interest income	Ps.	5,786,985	Ps.	5,349,918	Ps.	3,087,525	Ps.	2,192,941	Ps.	1,383,023	Ps.	556,068	Ps.	176	Ps.	—	Ps.	18,356,636
Income from commissions and fees		2,196,685		2,198,304		399,785		245,721		261,769		77,936		73,182		—		5,453,382
Income from sales of goods and services		130,007		—		65,916		12,124		—		7,917,967		—		—		8,126,014
Share of profit of equity accounted investees, net of tax		6,126		—		2,688		3,083		2,550		183,268		—		—		197,715
Dividends		1,090		3,765		286		2,314		1,399		62,633		—		—		71,487
Net income from other financial instruments mandatory at fair value through profit or loss		—		—		—		—		—		205,803		—		—		205,803
Net trading income		421,109		(25,268)		104,539		22,151		13,250		46,716		212		—		582,709
Other income		254,019		561,741		48,327		110,411		40,474		72,005		2,502		—		1,089,479
	Ps.	8,796,021	Ps.	8,088,460	Ps.	3,709,066	Ps.	2,588,745	Ps.	1,702,465	Ps.	9,122,396	Ps.	76,072	Ps.	—	Ps.	34,083,225

		Banco de		Leasing Bogotá S.A.		Banco de		Banco		Banco AV		Corficolombiana		Other
		Bogotá S.A.		Panamá		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		segments (1)		Eliminations		Total
Intersegment income
Interest income	Ps.	58,456	Ps.	6	Ps.	10,971	Ps.	3,681	Ps.	1,726	Ps.	30,590	Ps.	144	Ps.	(105,574)	Ps.	—
Income from commissions and fees		5,934		44		9,395		6,760		19,992		1,350		80,403		(123,878)		—
Income from sales of goods and services		580		—		109,927		—		—		5,767		—		(116,274)		—
Share of profit of equity accounted investees, net of tax		562,071		—		180,142		57,340		(3,230)		1,151		—		(797,474)		—
Participation in results of subsidiaries (2)		1,179,736		—		—		—		—		—		—		(1,179,736)		—
Dividends		12,894		—		2,414		9,355		1,614		1,211		—		(27,488)		—
Net income from other financial instruments mandatory at fair value through profit or loss		—		—		—		—		—		—		—		—		—
Net trading income		(11,661)		27,890		251		(1)		—		163		—		(16,642)		—
Other income		184,908		104		18,094		851		1,765		(2,657)		53,808		(256,873)		—
		1,992,918		28,044		331,194		77,986		21,867		37,575		134,355		(2,623,939)		—
Total income	Ps.	10,788,939	Ps.	8,116,504	Ps.	4,040,260	Ps.	2,666,731	Ps.	1,724,332	Ps.	9,159,971	Ps.	210,427	Ps.	(2,623,939)	Ps.	34,083,225

Expenses
Interest expense	Ps.	(2,474,907)	Ps.	(1,853,938)	Ps.	(1,135,189)	Ps.	(850,707)	Ps.	(370,015)	Ps.	(781,037)	Ps.	(222,519)	Ps.	203,471	Ps.	(7,484,841)
Net impairment loss on financial assets		(1,367,044)		(1,125,037)		(894,521)		(156,968)		(248,170)		(39,602)		—		33,997		(3,797,345)
Depreciation and amortization		(168,017)		(195,247)		(77,174)		(50,819)		(33,438)		(7,750)		(7,306)		—		(539,751)
Expenses from commissions and fees		(286,913)		(75,897)		(71,570)		(89,515)		(107,759)		(13,322)		(2,511)		33,724		(613,763)
Costs and expenses of sales goods and services		(254,903)		—		(242,943)		(13,962)		—		(5,011,808)		5,409		36,105		(5,482,102)
Administrative expenses		(1,604,315)		(1,566,832)		(699,653)		(564,289)		(408,079)		(95,338)		(206,690)		504,737		(4,640,459)
Income tax expense		(456,365)		(493,677)		35,454		(152,923)		(101,303)		(908,261)		(70,145)		(2,370)		(2,149,590)
Other expense		(1,045,260)		(1,626,140)		(538,370)		(432,587)		(239,100)		(234,336)		283,719		(358,749)		(4,190,823)
Total expenses		(7,657,724)		(6,936,768)		(3,623,966)		(2,311,770)		(1,507,864)		(7,091,454)		(220,043)		450,915		(28,898,674)
Net income for the year	Ps.	3,131,215	Ps.	1,179,736	Ps.	416,294	Ps.	354,961	Ps.	216,468	Ps.	2,068,517	Ps.	(9,616)	Ps.	(2,173,024)	Ps.	5,184,551
(1)	Includes Grupo Aval Holding, Grupo Aval Limited, Grupo Aval International Limited and ATH Negocio Conjunto.
(2)	Includes measurement of subsidiary Leasing Bogotá S.A. Panamá.

		Banco de		Leasing Bogotá S.A.		Banco de		Banco		Banco AV		Corficolombiana		Other
		Bogotá S.A.		Panamá		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		segments		Eliminations		Total

Revenue from contracts with customers (1)	Ps.	2,332,409	Ps.	2,198,348	Ps.	582,571	Ps.	262,703	Ps.	281,761	Ps.	7,770,108	Ps.	437,292	Ps.	(285,796)	Ps.	13,579,396

Timing of revenue recognition
At a point in time		445,552		711,046		126,524		72,090		159,147		167,440		436,697		(377,760)		1,740,736
Over time		1,886,857		1,487,302		456,047		190,613		122,614		7,602,668		595		91,964		11,838,660
(1)	Income from contracts with customers, see note 28.

Schedule of income by country

Grupo Aval’s revenues for each individual country for which revenues are significant, are the following during the years ended December 31, 2020,  2019 and 2018:

		December 31, 2020

		Country
		Colombia		Panamá		Costa Rica		Guatemala		Honduras		Nicaragua		El Salvador		Perú		Other countries		Total income
Interest income	Ps.	12,410,532	Ps.	1,972,328	Ps.	2,152,830	Ps.	1,293,265	Ps.	1,181,310	Ps.	392,163	Ps.	770,206	Ps.	15,100	Ps.	35,056	Ps.	20,222,790
Income from commissions and fees		3,390,994		285,019		1,112,041		289,184		358,035		167,911		204,602		216		27,897		5,835,899
Storage services		155,253		—		—		—		—		—		—		—		—		155,253
Trust activities		343,268		—		—		—		—		—		—		—		—		343,268
Pension and severance fund management		1,115,154		—		31,784		—		11,586		—		—		—		—		1,158,524
Fees on credit cards		584,225		43,513		348,199		74,860		107,368		55,522		66,819		—		17,745		1,298,251
Office network services		17,493		—		—		—		—		—		—		—		—		17,493
Commissions on drafts, checks and checkbooks		30,658		455		—		—		—		—		—		—		—		31,113
Other commissions		8,586		—		—		—		—		—		—		—		—		8,586
Commissions on banking services		1,136,357		241,051		732,058		214,324		239,081		112,389		137,783		216		10,152		2,823,411
Share of profit of equity accounted investees, net of tax		220,162		—		—		—		—		—		—		—		—		220,162
Dividends		78,186		11,543		—		1,157		679		—		—		—		—		91,565
Income from sales of goods and services		8,280,872		305		—		—		—		—		—		863,612		—		9,144,789
Energy and gas E&G		3,655,799		—		—		—		—		—		—		853,752		—		4,509,551
Infrastructure		3,966,192		—		—		—		—		—		—		—		—		3,966,192
Hotels		129,617		305		—		—		—		—		—		9,860		—		139,782
Agribusiness		147,443		—		—		—		—		—		—		—		—		147,443
Others services		225,996		—		—		—		—		—		—		—		—		225,996
Others operating income		155,825		—		—		—		—		—		—		—		—		155,825
Other income		1,937,571		227,853		461,790		154,258		56,065		97,578		6,271		4,190		7,375		2,952,951

Total income	Ps.	26,318,317	Ps.	2,497,048	Ps.	3,726,661	Ps.	1,737,864	Ps.	1,596,089	Ps.	657,652	Ps.	981,079	Ps.	883,118	Ps.	70,328	Ps.	38,468,156

		December 31, 2019

		Country
		Colombia		Panamá		Costa Rica		Guatemala		Honduras		Nicaragua		El Salvador		Perú		Other countries		Total income
Interest income	Ps.	12,891,567	Ps.	1,418,362	Ps.	2,128,292	Ps.	1,058,404	Ps.	950,760	Ps.	391,889	Ps.	660,029	Ps.	6,162	Ps.	47,270	Ps.	19,552,735
Income from commissions and fees		3,506,114		352,996		1,173,411		278,198		344,010		170,261		223,982		—		34,371		6,083,343
Storage services		161,298		—		—		—		—		—		—		—		—		161,298
Trust activities		334,910		—		—		—		—		—		—		—		—		334,910
Pension and severance fund management		1,088,849		—		31,711		—		8,831		—		—		—		—		1,129,391
Fees on credit cards		606,581		45,016		406,458		69,367		99,055		50,568		63,467		—		23,732		1,364,244
Office network services		24,618		—		—		—		—		—		—		—		—		24,618
Commissions on drafts, checks and checkbooks		49,546		480		—		—		—		—		—		—		—		50,026
Other commissions		12,350		—		—		—		—		—		—		—		—		12,350
Commissions on banking services		1,227,962		307,500		735,242		208,831		236,124		119,693		160,515		—		10,639		3,006,506
Share of profit of equity accounted investees, net of tax		229,626		—		—		—		—		—		—		—		—		229,626
Dividends		80,443		2,666		—		870		707		—		—		—		—		84,686
Income from sales of goods and services		8,710,572		669		—		—		—		—		—		445,347		—		9,156,588
Energy and gas E&G		4,102,181		—		—		—		—		—		—		422,722		—		4,524,903
Infrastructure		3,783,534		—		—		—		—		—		—		—		—		3,783,534
Hotels		343,541		669		—		—		—		—		—		22,625		—		366,835
Agribusiness		135,928		—		—		—		—		—		—		—		—		135,928
Others Services		205,813		—		—		—		—		—		—		—		—		205,813
Others operating income		139,575		—		—		—		—		—		—		—		—		139,575
Other income		1,484,085		44,292		72,026		147,776		59,667		114,740		5,486		6,635		13,471		1,948,178

Total income	Ps.	26,902,407	Ps.	1,818,985	Ps.	3,373,729	Ps.	1,485,248	Ps.	1,355,144	Ps.	676,890	Ps.	889,497	Ps.	458,144	Ps.	95,112	Ps.	37,055,156

		December 31, 2018

		Country
		Colombia		Panamá		Costa Rica		Guatemala		Honduras		Nicaragua		El Salvador		Perú		Other countries		Total income
Interest income	Ps.	12,721,895	Ps.	1,205,059	Ps.	1,797,230	Ps.	882,648	Ps.	763,975	Ps.	423,149	Ps.	544,267	Ps.	107	Ps.	18,306	Ps.	18,356,636
Income from commissions and fees		3,238,516		309,546		999,648		260,158		275,111		157,034		194,870		—		18,499		5,453,382
Storage services		156,638		—		—		—		—		—		—		—		—		156,638
Trust activities		312,901		—		—		—		—		—		—		—		—		312,901
Pension and severance fund management		955,912		—		25,516		—		5,895		—		—		—		—		987,323
Fees on credit cards		557,533		42,560		343,791		57,929		81,512		41,552		54,590		—		8,249		1,187,716
Office network services		30,220		—		—		—		—		—		—		—		—		30,220
Commissions on drafts, checks and checkbooks		49,196		449		—		—		—		—		—		—		—		49,645
Other commissions		10,457		—		—		—		—		—		—		—		—		10,457
Commissions on banking services		1,165,659		266,537		630,341		202,229		187,704		115,482		140,280		—		10,250		2,718,482
Share of profit of equity accounted investees, net of tax		197,715		—		—		—		—		—		—		—		—		197,715
Dividends		66,980		3,143		—		713		651		—		—		—		—		71,487
Income from sales of goods and services		7,861,701		575		—		—		—		—		—		263,738		—		8,126,014
Energy and gas E&G		3,168,649		—		—		—		—		—		—		243,025		—		3,411,674
Infrastructure		3,826,101		—		—		—		—		—		—		—		—		3,826,101
Hotels		311,461		575		—		—		—		—		—		20,713		—		332,749
Agribusiness		133,095		—		—		—		—		—		—		—		—		133,095
Others Services		239,801		—		—		—		—		—		—		—		—		239,801
Others operating income		182,594		—		—		—		—		—		—		—		—		182,594
Other income		1,307,370		9,302		269,119		130,052		55,773		90,549		8,060		3,297		4,469		1,877,991

Total income	Ps.	25,394,177	Ps.	1,527,625	Ps.	3,065,997	Ps.	1,273,571	Ps.	1,095,510	Ps.	670,732	Ps.	747,197	Ps.	267,142	Ps.	41,274	Ps.	34,083,225

Schedule of non-current assets by country

December 31, 2020	(1) Own – use Property, plant and equipment, net		(2) Intangible assets
Colombia	Ps.	4,347,718	Ps.	11,617,710
Panamá		475,048		5,596,211
Costa Rica		388,914		104,044
Guatemala		155,646		18,569
Other countries		630,965		1,188,517
Total	Ps.	5,998,291	Ps.	18,525,051

December 31, 2019	(1) Own – use Property, plant and equipment, net		(2) Intangible assets
Colombia	Ps.	4,441,733	Ps.	10,299,669
Panamá		210,348		4,005,751
Costa Rica		403,107		101,324
Guatemala		139,793		17,981
Other countries		588,253		1,651,841
Total	Ps.	5,783,234	Ps.	16,076,566

(1) see note 15.1

(2)   see notes 16 to 18.